As filed with the Securities and Exchange Commission on June 15, 2018

1933 Act:  Registration No.  333-52965

1940 Act:   Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 59  ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 62  ☒

UBS SERIES FUNDS

[Exact Name of Registrant as Specified in Charter]

1285 Avenue of the Americas
New York, New York  10019-6028

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (212) 821-3000

MARK F. KEMPER, ESQ.
UBS Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York  10019-6028

(Name and Address of Agent for Service)

Copies to:

JACK W. MURPHY, ESQ.
Dechert LLP
1900 K Street, N.W.
Washington, D.C.  20006

Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒  Immediately upon filing pursuant to Rule 485(b)

☐  On                 , pursuant to Rule 485(b)

☐  60 days after filing pursuant to Rule 485(a)(1)

☐  On                 , pursuant to Rule 485(a)(1)

☐  75 days after filing pursuant to Rule 485(a)(2)

☐  On                 , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Ultra Short Income Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 15th day of June, 2018.

UBS SERIES FUNDS

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Alan S. Bernikow	Trustee	June 15, 2018
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	June 15, 2018
Richard R. Burt*

/s/ Mark E. Carver	President	June 15, 2018
Mark E. Carver**

/s/ Meyer Feldberg	Trustee and Chairman of the Board of Trustees	June 15, 2018
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	June 15, 2018
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	June 15, 2018
Heather R. Higgins*

/s/ Joanne M. Kilkeary	Vice President, Treasurer, and Principal Accounting Officer	June 15, 2018
Joanne M. Kilkeary

*                             Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**                      Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 28 to the Registrant’s registration statement, SEC File No. 33-52965, filed June 23, 2010.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase